Goodwill and Identifiable Intangible Assets - Schedule of Expected Amortization Expense (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Successor [Member]
Finite-Lived Intangible Assets [Line Items]
2015	$ 81.6
2016	81.6
2017	81.1
2018	81.0
2019	$ 81.0